CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Accounts receivable, allowance	¥ 4,932	$ 774	¥ 6,473
Reserve for prepayments and other current assets	14,853	2,331	12,528
Prepayments and other current assets, due from related party	145,692	22,862	1,845
Reserve for deposits of non-current assets | ¥	0		8,500
Short-term bank and other borrowings, loan from related party	12,108	1,900	3,191
Long-term bank and other borrowings, current portion, loan from related party	35,993	5,648	82,606
Long-term bank and other borrowings, non-current portion, loan from related party	¥ 83,778	$ 13,147	¥ 102,757
Treasury stock, shares	12,101,847	12,101,847	12,101,847
Common Class A
Ordinary shares, par value per share | $ / shares		$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	96,565,584	96,565,584	96,565,584
Ordinary shares, shares outstanding	84,463,737	84,463,737	84,463,737
Common Class B
Ordinary shares, par value per share | $ / shares		$ 0.0001
Ordinary shares, shares authorized	45,787,948	45,787,948	45,787,948
Ordinary shares, shares issued	45,787,948	45,787,948	45,787,948
Ordinary shares, shares outstanding	45,787,948	45,787,948	45,787,948